Financial Instruments (Details) - Schedule of financial assets at amortized cost - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial assets at amortized cost [Abstract]
Trade receivables, net	$ 1,038	$ 1,103